STOCK OPTIONS	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.	STOCK OPTIONS

The purpose of the Company’s stock option plan is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all Options granted under the Plan, shall not exceed fifteen (15%) percent of the issued share capital or such greater number of shares as may be determined by the Board and approved, if required, by the shareholders of the Company and by any applicable stock exchange or other regulatory authority. Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On April 11, 2014 and June 20, 2014 the Company issued 657,430 and 264,230 options to employees and a consultant at an exercise price of $0.165 and $0.23, respectively, with a term of seven years. The options vest one-third on grant date and two thirds equally over the subsequent two years on the anniversary date. During the year ended December 31, 2014, 125,824 of the 657,430 options were cancelled. On February 26, 2015, as a result of the Acquisition Transaction, the options were revalued. The fair value as remeasured of the 531,606 April issuance and the 264,230 June issuance was $230,930 and $118,957 respectively. During the period ended March 31, 2015, $73,860 and $36,684 has been recorded as stock-based compensation related to the vesting of these stock options.

On July 1, 2014, the Company issued 2,972,592 options to management of the Company, at an exercise price of $0.23 with a term of 7 years, which vest May 27, 2015. On February 26, 2015, as a result of the Acquisition Transaction, the options were re-valued. The fair value of the options was $1,259,487.

On February 17, 2015, the Company issued 314,560 options to a director, employees and a consultant with an exercise price of $0.23, that vest one third immediately and two thirds over the next two anniversary dates with an expiry date of seven years. The grant date fair value of the options was $136,613. During the period ended March 31, 2015, $50,770 has been recorded as stock based compensation related to the vesting of these stock options.

These options granted and revalued during the period ended March 31, 2015 were valued using the Black-Scholes option pricing model with the following key assumptions:

	February 17, 2015	July 1, 2014	June 20, 2014	April 11, 2014
Expected life in years	5	4.35	6.32	4.14
Risk free rate	1.59%	1.59%	1.59%	1.59%
Dividend yield	0%	0%	0%	0%
Forfeiture rate	0%	0%	0%	0%
Expected volatility	114%	114%	114%	114%

A summary of the Company’s outstanding options is as follows:

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding, December 31, 2013	1,310,665	0.19
Exercised	(1,310,665)	0.19
Issued	3,894,252	0.22
Cancelled	(125,824)	0.17
Outstanding, December 31, 2014	3,768,428	0.22
Cancelled as a result of Acquisition Transaction	(3,768,428)	0.22
Re-issued as part of Acquisition Transaction	3,768,428	0.22
Issued	314,560	0.23
Outstanding, March 31, 2015	4,082,988	0.22

The following is a summary of stock options outstanding as of March 31, 2015:

Exercise Price ($)	Number of Options	Expiry Date	Number of Exercisable Options
0.165	531,606	April 11, 2021	177,202
0.23	264,230	June 20, 2021	88,077
0.23	2,972,592	July 1, 2021	-
0.23	314,560	February 17, 2022	104,853
	4,082,988		370,132

9.	STOCK OPTIONS

The Company has a stock option plan, the purpose of which is to attract, retain and motivate persons connected to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all Options granted under the Plan, shall not exceed eight (8%) percent of the issued share capital or such greater number of shares as may be determined by the Board and approved, if required, by the shareholders of the Company and by any applicable stock exchange or other regulatory authority. Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On June 10, 2013, the Company issued 416,667 options to a shareholder. The options vested immediately and have an exercise price of $0.52 ($0.60 CAD) per share and a time to expiration of one year. These options were valued at $106,185. These options were exercised during the year (Note 8(xiv)).

On April 11, 2014 and June 20, 2014 the Company issued 209,000 and 84,000 options to employees and a consultant at an exercise price of $0.52 ($0.60 CAD) and $0.77 ($0.90 CAD), respectively, which all vest one-third on grant date and two thirds equally over the subsequent two years on the anniversary date. These options were valued at $153,348 and $61,142 respectively and have a time to expiration of seven years. During the period ended December 31, 2014, 40,000 of the April issuance were cancelled, which is included in a total of $112,573 that has been recorded as stock-based compensation related to the vesting of these stock options.

On July 1, 2014, the Company issued a further 945,000 options to employees of the Company, at an exercise price of $0.77 ($0.90 CAD), which vest 90 days after the close of a reverse merger transaction with a concurrent private placement raising a minimum of $6,000,000, see Notes 13 (c) to (f). These options were valued at $719,835 and have a time to expiration of seven years.

These options were valued using the Black-Scholes option pricing model with the following key assumptions:

Expected life	7 years
Risk free rate	1.59%
Dividend yield	0%
Forfeiture rate	0%
Volatility (based upon similar public companies)	114%

A summary of the Company’s outstanding and exercisable options is as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
	#	$	(Years)
Outstanding, March 31, 2012 and 2013	-	-	-
Granted during the year	416,667	0.52	-
Outstanding March 31, 2014	416,667	0.52	0.20
Exercised during the period	(416,667)	0.52	-
Granted during the period	1,238,000	0.73	7
Cancelled during the period	(40,000)	0.52	-
Outstanding, December 31, 2014	1,198,000	0.74	6.72